Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income
Debt securities	$ 14,955	$ 14,406	$ 12,946
Mortgage loans held for sale	813	777	786
Loans held for sale	79	140	50
Loans	44,146	43,974	41,388
Equity securities	962	992	799
Other interest income	5,128	4,358	2,940
Total interest income	66,083	64,647	58,909
Interest expense
Deposits	8,635	5,622	3,013
Short-term borrowings	2,316	1,717	758
Long-term debt	7,350	6,703	5,157
Other interest expense	551	610	424
Total interest expense	18,852	14,652	9,352
Net interest income	47,231	49,995	49,557
Provision for credit losses	2,687	1,744	2,528
Net interest income after provision for credit losses	44,544	48,251	47,029
Noninterest income
Mortgage banking	2,715	3,017	4,350
Insurance	378	429	1,049
Net gains from trading activities	993	602	542
Net gains on debt securities (1)	140	108	479
Net gains from equity securities (2)	2,843	1,515	1,779
Lease income	1,612	1,753	1,907
Other	3,181	2,473	1,603
Total noninterest income	37,832	36,413	38,832
Noninterest expense
Salaries	18,382	17,834	17,363
Commission and incentive compensation	10,828	10,264	10,442
Employee benefits	5,874	4,926	5,566
Technology and equipment	2,763	2,444	2,237
Net occupancy	2,945	2,888	2,849
Core deposit and other intangibles	108	1,058	1,152
FDIC and other deposit assessments	526	1,110	1,287
Other	16,752	15,602	17,588
Total noninterest expense	58,178	56,126	58,484
Income before income tax expense	24,198	28,538	27,377
Income tax expense	4,157	5,662	4,917
Net income before noncontrolling interests	20,041	22,876	22,460
Less: Net income from noncontrolling interests	492	483	277
Wells Fargo net income	19,549	22,393	22,183
Less: Preferred stock dividends and other	1,611	1,704	1,629
Wells Fargo net income applicable to common stock	$ 17,938	$ 20,689	$ 20,554
Per share information
Earnings per common share (in dollars per share)	$ 4.08	$ 4.31	$ 4.14
Diluted earnings per common share (in dollars per share)	$ 4.05	$ 4.28	$ 4.10
Average common shares outstanding (in shares)	4,393.1	4,799.7	4,964.6
Diluted average common shares outstanding (in shares)	4,425.4	4,838.4	5,017.3
Service charges on deposit accounts [Member]
Noninterest income
Fee income	$ 4,798	$ 4,716	$ 5,111
Trust and investment fees [Member]
Noninterest income
Fee income	14,072	14,509	14,495
Card fees [Member]
Noninterest income
Fee income	4,016	3,907	3,960
Other fees [Member]
Noninterest income
Fee income	$ 3,084	$ 3,384	$ 3,557